Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	$ 531,898	$ 477,743
Net regulatory assets (liabilities)	(266,288)	40,442
Regulatory liabilities, total	(33,184)	(18,066)
Accrued Pension and Other Postretirement Benefit Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	391,403	379,063
Unrealized Net Loss on Non-trading Derivatives (Swaps) [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	5,780
Regulatory liabilities, total		(4,377)
Deferred Purchased Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	14,581	2,608
Regulatory liabilities, total	(6,841)	(90,476)
Accrued Purchased Gas Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	17,000	37,100
Unamortized Premium on Reacquired Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	20,913	21,975
Accrued Absence Time [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	13,870	13,440
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, total	68,351	23,557
Accumulated Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(315,000)	(308,000)
Unamortized Gain on Reacquired Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(9,253)	(9,789)
Regulatory Excess Deferred Taxes and Gross-up [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	(433,908)	(6,593)
Other [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, total	$ (33,184)	$ (18,066)